Shareholders’ Meetings	12 Months Ended
Dec. 31, 2022
Shareholders Meetings
Shareholders’ Meetings

Note	37 | Shareholders’ Meetings

The Company Ordinary Shareholders’ Meeting held on April 6, 2022 resolved, among other issues, the following:

-	To approve edenor’s Annual Report and Financial Statements as of December 31, 2021;
-	To allocate the $ 21,344 loss for the year ended December 31, 2021 (which at the purchasing power of the currency at December 31, 2022 amounts to $ 41,577) to the Unappropriated Retained Earnings account, inasmuch as accumulated losses are below the thresholds set forth in sections 94, sub-section 5, and 206 of Business Organizations Law No. 19,550;
-	To approve the actions taken by the Directors and Supervisory Committee members, together with their respective remunerations;
-	To appoint the authorities and the external auditors for the current fiscal year;
-	To consider the updating of the Global Issuance Program of non-convertible into shares, simple Corporate Notes for up to USD 750,000,000 (Note 39).

Furthermore, the amendment of Sections Nos. 13, 19, 23, 25 and 33 as well as a consolidated text of the By-laws, which had been approved by the Ordinary and Extraordinary Shareholders’ Meeting held on April 28, 2020 and by the ENRE by means of Resolution No. 62/2022 dated February 23, 2022, was registered with the IGJ on June 2, 2022.

Moreover, the Company Special-purpose Ordinary and Extraordinary Shareholders’ Meeting held on November 2, 2022, resolved to approve the amendment to Sections Nos. 4, 13, 23 and 33 of the Bylaws. On February 28, 2023, by means of Resolution No. 243/2023, the ENRE approved the Shareholders’ Meeting resolution.